Annual Fund Operating Expenses - Delaware Investments Ultrashort Fund	Mar. 31, 2022
Class A
Operating Expenses:
Management fees	0.29%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.40%
Total annual fund operating expenses	0.94%
Fee waivers and expense reimbursements	(0.54%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.40%
Class C
Operating Expenses:
Management fees	0.29%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.40%
Total annual fund operating expenses	1.69%
Fee waivers and expense reimbursements	(1.29%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.40%
Class L
Operating Expenses:
Management fees	0.29%
Distribution and service (12b-1) fees	none
Other expenses	0.40%
Total annual fund operating expenses	0.69%
Fee waivers and expense reimbursements	(0.29%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.40%
Institutional Class
Operating Expenses:
Management fees	0.29%
Distribution and service (12b-1) fees	none
Other expenses	0.40%
Total annual fund operating expenses	0.69%
Fee waivers and expense reimbursements	(0.29%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.40%

[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.40% of the Fund’s average daily net assets from [July 29, 2022 through July 29, 2023]. In addition, the Fund’s distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund’s Class A and Class C shares’ 12b-1 fee to 0.00% of the respective share class’s average daily net assets from [July 29, 2022 through July 29, 2023]. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.